Condensed Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 1,734,928	$ 207,678
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid through promissory note - related party		4,697
Payment of general and administrative costs through advances from related party		12,420
Interest income earned on marketable securities held in Trust Account	(2,008,654)	(1,376,013)
Unrealized gain on marketable securities held in Trust Account		(91,876)
Share-based compensation expense		1,023,997
Changes in operating assets and liabilities:
Prepaid expenses	(18,562)	(23,776)
Long-term prepaid insurance	17,500	(128,333)
Accounts payable and accrued expenses	(803)	91,037
Net cash used in operating activities	(275,591)	(280,169)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		224,825,000
Proceeds from sale of Private Placement Units		6,600,000
Underwriters’ reimbursement		575,000
Repayment of promissory note - related party		(98,194)
Payment of offering costs	(4,090)	(344,300)
Net cash provided by financing activities	(4,090)	231,557,506
Net Change in Cash	(279,681)	1,277,337
Cash – Beginning of period	1,277,337
Cash – End of period	$ 997,656	1,277,337
Noncash investing and financing activities:
Offering costs included in accrued offering costs		89,090
Deferred offering costs paid through promissory note - related party		81,002
Deferred underwriting fee payable		$ 9,200,000